Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 01, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Significant Accounting Policies [Line Items]
Goodwill impairment loss		$ 1,517,000
Impairment loss on equity method investment		6,920,000	2,835,000	679,000
Impairment loss on available-for-sale securities investments		0	2,492,000	0
Advertising expenses		23,668,000	14,785,000	17,833,000
Cost of sales		104,741,000	87,883,000	57,412,000
Cash and cash equivalents, denominated in RMB		$ 65,673,000	$ 28,021,000
Foreign currency risk, cash and cash equivalents, represented amount, percent		96.50%	90.90%
Impairment loss on equity method investment without readily determinable fair value		$ 546,000	$ 0	0
Amortization of contract costs		6,166,000
Impairment of contract cost		0
Deferred Revenue, Current	$ 80,560,000	94,202,000	78,194,000
Refund Liability amount	2,020,000	2,875,000
Deferred revenue recognized		62,363,000
Other Current Assets
Significant Accounting Policies [Line Items]
Capitalized cost of obtaining contracts with customers		4,974,000
Prepayaments And Other Current Assets And Non Current Assets [Member]
Significant Accounting Policies [Line Items]
Capitalized cost of obtaining contracts with customers		3,251,000
Adjustments for New Accounting Pronouncement
Significant Accounting Policies [Line Items]
cumulative effect on retained earnings	$ 9,697,000,000
Shipping and Handling
Significant Accounting Policies [Line Items]
Cost of sales		$ 3,154,000	1,852,000	1,134,000
Minimum
Significant Accounting Policies [Line Items]
Percentage of voting rights of stock		20.00%
Maximum
Significant Accounting Policies [Line Items]
Percentage of voting rights of stock		50.00%
Beijing Champion Hi-Tech Co., Ltd. (''Beijing Champion'')
Significant Accounting Policies [Line Items]
Recognized revenues net of business tax and related surcharges in connection with expired study cards		$ 94,000	$ 93,000	$ 132,000
Business tax and related surcharges, percent		6.00%	6.00%	6.00%
Business tax and related surcharges, amount		$ 1,172,000	$ 1,075,000	$ 390,000
Beijing Champion Education Technology Co., Ltd. (''Champion Education Technology'')
Significant Accounting Policies [Line Items]
PRC value added tax ("VAT"), general rate		6.00%